GOING CONCERN	6 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
GOING CONCERN

NOTE 2. GOING CONCERN

As of September 30, 2024, the Company had cash and cash equivalents of approximately $1.8 million and total current liabilities of approximately $0.9 million. For the six months ended September 30, 2024, the Company is reporting a net loss of approximately $3.0 million, and cash used in operating activities of approximately $3.3 million. As of November 25, 2024, the Company had approximately $1.7 million of cash and cash equivalents on hand.

The Company’s cash and cash equivalents balance is decreasing, and the Company did not generate positive cash flows from operations for the six months ended September 30, 2024 and fiscal year ended March 31, 2024 (“Fiscal 2024”).

In late Fiscal 2024, because of continued liquidity constraints, the Company made the decision to discontinue further clinical development of its iNKT sponsored trial and pause further patient accrual to its sponsored adenosine program for both PORT-6 and PORT-7. The Company is exploring strategic alternatives, which may include finding a partner for one or more of its assets, a sale of our company, a merger, restructurings, both in and out of court, company wind down, further financing efforts or other strategic action. These factors raise significant doubt about the Company’s ability to continue as a going concern within one year after the date of the condensed consolidated interim statement of financial position.

The Company has incurred significant operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The losses result primarily from its conduct of research and development activities. As previously discussed, the Company has discontinued its iNKT sponsored trial and paused further patient accrual to the Company sponsored adenosine program in order to preserve cash resources. Additionally, during the fourth quarter of Fiscal 2024, the Company sold its shares in Intensity on Nasdaq.

The Company historically has funded its operations principally from proceeds from issuances of equity and debt securities. The Company will require significant additional capital to make the investments it needs to execute its longer-term business plan, beyond the potential proceeds that could be reasonably generated from its “at-the-market” (“ATM”) program and Committed Purchase Agreement (as defined below) with Lincoln Park Capital Fund, LLC (“Lincoln”) given the Company’s current trading volume on Nasdaq. The Company’s ability to successfully raise sufficient funds through the sale of debt or equity securities when needed is subject to many risks and uncertainties and, future equity issuances would result in dilution to existing shareholders and any future debt securities may contain covenants that limit the Company's operations or ability to enter into certain transactions. See Note 9, “Capital Stock and Reserves,” for a further discussion.

There can be no assurance that the Company’s evaluation of strategic alternatives will result in any agreements or transactions, or that, if completed, any agreements or transactions will be successful or on attractive terms. Any potential transaction would be dependent on a number of factors that may be beyond the Company’s control, including, among other things, market conditions, industry trends, the interest of third parties in a potential transaction with the Company and the availability of financing to the Company or third parties in a potential transaction with the Company on reasonable terms. The process of reviewing strategic alternatives may require the Company to incur additional costs and expenses. It could negatively impact the Company’s ability to attract, retain and motivate key employees, and expose the Company to potential litigation in connection with this process or any resulting transaction. If the Company is unable to effectively manage the process, the Company’s financial condition and results of operations could be adversely affected. In addition, any strategic alternative that may be pursued and completed ultimately may not deliver the anticipated benefits or enhance shareholder value. There can be no guarantee that the process of evaluating strategic alternatives will result in the Company entering into or completing a potential transaction within the anticipated timing or at all. There is no set timetable for this evaluation and the Company does not intend to disclose developments with respect to this evaluation unless and until the Company determines that further disclosure is appropriate or legally required. As of November 25, 2024, the Company had approximately $1.7 million of cash and cash equivalents on hand, which the Company expects is only sufficient to cover its operating needs through January 2025. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the condensed consolidated interim statement of financial position. There were no adjustments made to reflect the effect of this doubt.